Cover	Feb. 12, 2025
Document Information Line Items
Entity Registrant Name	MAYWOOD ACQUISITION CORP.
Entity Central Index Key	0002028355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 12, 2025
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity File Number	001-42518
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6441
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	718
Local Phone Number	974-6945
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class A ordinary share Units [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	MAYAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MAYA
Security Exchange Name	NASDAQ
Class A ordinary share Rights [Member]
Document Information Line Items
Security 12b Title	Rights, each entitling the holder to one-fifth of one Class A ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	MAYAR
Security Exchange Name	NASDAQ